NEW IFRS STANDARDS (Tables)	12 Months Ended
Dec. 31, 2019
NEW IFRS STANDARDS
Schedule of changes resulting from the application of IFRS 16

($ millions) Increase (Decrease)	December 31 2018	Adjustments due to IFRS 16	January 1 2019

Assets

Current assets

Accounts receivable	3 206	(2)	3 204

Property, plant and equipment, net	74 245	(1 267)	72 978

Right-of-use assets, net	—	3 059	3 059

Liabilities and Shareholders' Equity

Current liabilities

Current portion of long-term debt	229	(38)	191

Current portion of lease liabilities	—	276	276

Current portion of provisions	667	(1)	666

Long-term debt	13 890	(1 222)	12 668

Long-term lease liabilities	—	2 777	2 777

Other long-term liabilities	2 346	(1)	2 345

Provisions	6 984	(20)	6 964

Deferred income taxes	12 045	5	12 050

Equity	44 005	14	44 019

Schedule of operating lease commitment to lease liabilities

($ millions)	January 1 2019

Operating leases as at December 31, 2018 (1)	2 457

Exemption for short-term leases	(42)

Discounting	(623)

Additional lease liabilities recognized due to adoption of IFRS 16 as at January 1, 2019	1 792

(1)	Represents undiscounted lease commitments.